Maintenance expenses (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Maintenance Expenses

	2018	2017	2016
	RMB million	RMB million	RMB million
Aviation repair and maintenance charges	8,394	7,930	7,952
Staff payroll and welfare	2,736	2,620	2,363
Maintenance materials	1,574	1,327	1,003

	12,704	11,877	11,318